Revenue from contracts with customers - Sales by geographic area (Details) $ in Millions, $ in Trillions	12 Months Ended
	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021	Dec. 31, 2024 USD ($)
Revenue from contracts with customers
Revenue	$ 133,330,428		$ 143,189,602	$ 159,611,078
Percentage of entitys revenue	100.00%	100.00%	100.00%	100.00%
Percentage Of Progress Obtained For Functional Unit 3					6.00%
ISA committed investments	$ 27,300,000
Capital contributions	20,430		$ 853	$ 329,377
Maintenance and optimization plan						$ 0.9
Technological developments and headquarters conservation	1,000,000
Conexin Kimal Lo Aguirre in Chile and TOCE CEPI Energy Transmission Project
Revenue from contracts with customers
Capital contributions		$ 1.4
ISA Brasil and subsidiaries
Revenue from contracts with customers
Amount of reinforcement and improvements approved	6,200,000
Energy transmission
Revenue from contracts with customers
Amount of projects awarded	$ 22,700,000
Percentage of projects awarded	83.30%	83.30%
Construction and Improvement Businesses Roads
Revenue from contracts with customers
Amount of projects awarded	$ 3,600,000
Percentage of projects awarded	13.30%	13.30%
Telecommunications Business Development
Revenue from contracts with customers
Amount of projects awarded	$ 900,000
Percentage of projects awarded	3.40%	3.40%
Colombia
Revenue from contracts with customers
Revenue	$ 62,655,873		$ 71,745,082	$ 83,651,506
Percentage of entitys revenue	47.00%	47.00%	50.10%	52.40%
Asia
Revenue from contracts with customers
Revenue	$ 24,295,815		$ 28,841,440	$ 22,547,997
Percentage of entitys revenue	18.20%	18.20%	20.10%	14.10%
United States
Revenue from contracts with customers
Revenue	$ 27,094,454		$ 24,991,770	$ 27,120,783
Percentage of entitys revenue	20.30%	20.30%	17.50%	17.00%
South America And Others
Revenue from contracts with customers
Revenue	$ 16,209,032		$ 12,223,922	$ 13,609,587
Percentage of entitys revenue	12.20%	12.20%	8.50%	8.50%
Central America And the Caribbean
Revenue from contracts with customers
Revenue	$ 412,408		$ 2,637,460	$ 9,841,202
Percentage of entitys revenue	0.30%	0.30%	1.90%	6.20%
Europe
Revenue from contracts with customers
Revenue	$ 2,662,846		$ 2,749,928	$ 2,840,003
Percentage of entitys revenue	2.00%	2.00%	1.90%	1.80%